UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut              February 14, 2007
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 32 Items

Form 13F-HR Information Table Value Total: $561,275.20 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
ADVENTRX PHARMACEUTICALS INC .   00764X103   COM                  4,336.50     1470000   SH     DEFINED   N/A       SHARED
AGRIUM INC ...................   008916108   COM                 15,745.00      500000   SH     DEFINED   N/A       SHARED
AMERICAN STANDARD COS ........   029712106   COM                  7,336.00      160000   SH     DEFINED   N/A       SHARED
AMERISTAR CASINOS INC ........   03070Q101   COM                    213.75        2250   Call   DEFINED   N/A       SHARED
APPLE COMPUTER INC ...........   037833100   COM                 63,630.00      750000   SH     DEFINED   N/A       SHARED
ARCADIA RESOURCES INC ........   039209101   COM                 18,392.38     8928344   SH     DEFINED   N/A       SHARED
BALLY TECHNOLOGIES INC .......   05874B107   COM                  4,670.00      250000   SH     DEFINED   N/A       SHARED
BUILDING MATERIAL HOLDING CP .   120113105   COM                 17,282.99      700000   SH     DEFINED   N/A       SHARED
BUSINESS OBJECTS SA ..........   12328X107   SPONSORED ADR       65,092.50     1650000   SH     DEFINED   N/A       SHARED
CHICAGO BRIDGE & IRON-NY SHR .   167250109   NY REGISTRY SH       9,569.00      350000   SH     DEFINED   N/A       SHARED
CHIPOTLE MEXICAN GRILL - CL B    169656204   CL B                11,232.00      216000   SH     DEFINED   N/A       SHARED
CHIPOTLE MEXICAN GRILL - CL A    169656105   CL A                10,488.00      184000   SH     DEFINED   N/A       SHARED
COGNOS .......................   19244C109   COM                 31,845.00      750000   SH     DEFINED   N/A       SHARED
FORD MOTOR ...................   345370860   COM PAR $.01         3,755.00      500000   SH     DEFINED   N/A       SHARED
FOXHOLLOW TECHNOLOGIES INC ...   35166A103   COM                  1,243.00       57600   SH     DEFINED   N/A       SHARED
GOOGLE INC-CL A ..............   38259P508   CL A                64,467.20      140000   SH     DEFINED   N/A       SHARED
IHS INC - CLASS A ............   451734107   CL A                21,319.20      540000   SH     DEFINED   N/A       SHARED
MASTERCARD INC-CLASS A .......   57636Q104   COM                   5016.00       14100   Call   DEFINED   N/A       SHARED
MCAFEE INC ...................   579064106   COM                 19,866.00      700000   SH     DEFINED   N/A       SHARED
MEDAREX INC ..................   583916101   COM                    210.00        3500   Call   DEFINED   N/A       SHARED
NATIONAL COAL CORP ...........   632381208   COM NEW              9,515.08     1585847   SH     DEFINED   N/A       SHARED
NAVIOS MARITIME HOLDINGS INC .   Y62196103   COM                 32,864.40     6120000   SH     DEFINED   N/A       SHARED
PATRIOT NATIONAL BANCORP INC .   70336F104   COM                    661.25       25000   SH     DEFINED   N/A       SHARED
PENN NATIONAL GAMING INC .....   707569109   COM                    460.00        2000   Call   DEFINED   N/A       SHARED
QUEST DIAGNOSTICS ............   74834L100   COM                 15,900.00      300000   SH     DEFINED   N/A       SHARED
SAFLINK CORP .................   786578302   COM NEW                248.91     1975517   SH     DEFINED   N/A       SHARED
TERRA INDUSTRIES INC .........   880915103   COM                  5,990.00      500000   SH     DEFINED   N/A       SHARED
THERMO FISHER SCIENTIFIC INC .   883556102   COM                 34,606.08      764100   SH     DEFINED   N/A       SHARED
THQ INC ......................   872443403   COM NEW             16,260.00      500000   SH     DEFINED   N/A       SHARED
TRANSMERIDIAN EXPLORATION INC    89376N108   COM                 32,499.71     9420208   SH     DEFINED   N/A       SHARED
VOTORANTIM CELULOSE - SPON ADR   92906P106   SPONSORED ADR       10,295.25      525000   SH     DEFINED   N/A       SHARED
WEIGHT WATCHERS INTL INC NEW .   948626106   COM                 26,265.00      500000   SH     DEFINED   N/A       SHARED
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